Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of right-of-use assets
i.	Rights of use assets are as follow:

	Rights of use assets
	Transportation and storage equipment	Plants	Drilling equipment	Rights of use	Port facilities	Buildings	Lands	Total
Balance as of January 1, 2020	35,503,509	25,693,459	6,061,502	1,835,949	1,623,453	65,212	35,230	70,818,314
Depreciation of the year	(4,868,961)	(1,869,775)	(122,874)	(84,399)	355,505	(17,567)	(2,951)	(6,611,022)
Cancellations	(5,476,350)	—	—	—	—	—	—	(5,476,350)
Additions	97,891	—	—	—	438,951	—	579	537,421
Currency translation effect	12,292	—	—	—	—	1,116	511	13,919
Impairment	—	—	—	(87,025)	—	—	—	(87,025)

Balance as of December 31, 2020	25,268,381	23,823,684	5,938,628	1,664,525	2,417,909	48,761	33,369	59,195,257
Depreciation of the year	(3,872,379)	(2,081,243)	(196,278)	(88,284)	(144,680)	(21,841)	(3,166)	(6,407,871)
Cancellations	(2,866,335)	(435,062)	—	—	—	—	—	(3,301,397)
Additions	2,119,878	2,419,911	—	—	82,388	35,157	616	4,657,950
Currency translation effect	18,381	—	—	—	33,020	401	692	52,494
Impairment	—	—	—	87,025	—	—	—	87,025

Balance as of December 31, 2021	20,667,926	23,727,290	5,742,350	1,663,266	2,388,637	62,478	31,511	54,283,458

Estimated useful life	1 to 10 years	14 years	10 years	23 years	20 years	1to 5 years	5 years

Summary of leases liabilities
ii.	Leases liabilities are as follows:

	2021		2020
Lease liabilities recognized at January 1	Ps.	63,184,128	68,148,627
Additions		4,657,950	625,410
Cancellations		(3,734,303)	(6,578,337)
Payments of principal		(7,622,403)	(7,979,972)
Accrued interest		4,773,883	5,398,964
Interests paid		(3,646,028)	(2,030,829)
Foreign Exchange		1,738,422	5,600,265

Lease liabilities at December 31,	Ps.	59,351,649	63,184,128

Summary of lease liabilities recognized in statement of comprehensive income
iii.	Amounts recognized in the statement of comprehensive Income

	2021		2020
Depreciation of rights of use	Ps.	6,407,871	Ps.	7,229,231
Interests from lease liabilities		4,985,566		5,784,476
Expenses related to short-term leases		105,789		7,631

Summary of lease liabilities recognized in statement of cash flows
iv.	Amounts recognized in the statement of cash flows

	2021		2020
Lease payments (principal and interest)	Ps.	(11,268,431)	Ps.	(10,010,801)